Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Extension of strategic options	1,965,000	1,965,000
Extension of strategic options	950,000	950,000
Stock appreciation rights		1,455,000
Fair value of warrants issued to lender	$ 75,000
Fair value of warrants issued to lender, shares	150,000
Beneficial conversion feature of convertible note	$ 50,000